Investment in Equity Accounted Joint Ventures and Advances to Joint Venture	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Ventures and Advances to Joint Venture
Investment in Equity Accounted Joint Ventures and Advances to Joint Venture

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture with OOG. The vessel is committed to a new FPSO unit conversion for the Libra field. The FPSO unit is scheduled to commence operations in mid-2017 (see note 14d). In conjunction with the conversion project, in late-2015, the Libra Joint Venture entered into a ten-year plus construction period loan facility providing total borrowings of up to $804 million, of which $537 million was drawn as of December 31, 2016. The interest payments of the loan facility are based on LIBOR, plus margins which range between 2.50% to 2.65%. The final payment under the loan facility is due October 2027. The Partnership and OOG have severally guaranteed to the banks their 50% shares of the equity contributions scheduled to fund the conversion project, and have jointly guaranteed any unexpected equity requirements. In addition, the Libra Joint Venture entered into ten-year interest rate swap agreements to economically hedge expected interest payments on the loan facility from 2017 to 2027, with an aggregate notional amount of $301 million which amortizes quarterly over the term of the interest rate swap agreements. These interest rate swap agreements exchange the receipt of LIBOR-based interest for the payment of a fixed rate of 2.49%. These interest rate swap agreements have been designated as qualifying cash flow hedging instruments for accounting purposes. During 2016, as a result of certain defaults on interest payments by an OOG affiliate which OOG had guaranteed, the Libra Joint Venture was required to obtain cross default waivers from the lenders of the construction period loan facility. The current waiver is due to expire on June 16, 2017. Although the Libra Joint Venture expects to obtain further cross default waivers from the facility lenders, a failure to do so could adversely affect its ability to fund and complete the Libra FPSO conversion (see note 14d).

In June 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with OOG, which owns the Itajai FPSO unit. Included in the joint venture is an eight-year loan facility, which as at December 31, 2016 had an outstanding balance of $198 million. The interest payments of the loan facility are based on LIBOR, plus margins which range between 2.15% and 2.45%. The final payment under the loan facility is due October 2021. The Partnership has guaranteed its 50% share of the loan facility. In addition, the joint venture entered into ten-year interest rate swap agreements with an aggregate notional amount of $88 million as at December 31, 2016, which amortizes semi-annually over the term of the interest rate swap agreements. These interest rate swap agreements exchange the receipt of LIBOR-based interest for the payment of a fixed rate of 2.63%. These interest rate swap agreements are not designated as qualifying cash flow hedging instruments for accounting purposes. As at December 31, 2014, the Partnership advanced $5.2 million to the joint venture, which was repaid during 2015.

As at December 31, 2016 and 2015, the Partnership had total investments of $141.8 million and $77.6 million, respectively, in joint ventures. No indicators of impairment existed at December 31, 2016 and 2015.

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments. The results included are for the Itajai FPSO joint venture from June 2013 and the Libra Joint Venture from October 2014.

	As at December 31,
	2016 $	2015 $
Cash and cash equivalents	48,561	17,212
Other assets - current	17,172	18,846
Vessels and equipment and conversion costs	1,001,337	589,731
Other assets - non-current	10,128	5,385
Current portion of long-term debt	105,736	28,889
Other liabilities - current	40,015	18,514
Long-term debt	607,588	390,219
Other liabilities - non-current	29,795	34,978

	Year ended December 31,
	2016 $	2015 $	2014 $
Revenues	80,999	82,831	82,845
Income from vessel operations	42,380	37,351	35,273
Realized and unrealized (losses) gains on derivative instruments	1,608	(13,214)	(6,656)
Net income	35,866	15,344	20,682